Share-Based Payment Arrangements - Summary of RSAs (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 06, 2024	Feb. 14, 2023	Feb. 15, 2022
2021 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jul. 26, 2021
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 15, 2022
Issuance of stocks	1.4
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2022
2022 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jun. 08, 2022
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 14, 2023
Issuance of stocks	2.1
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2023
2023 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jun. 06, 2023
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 06, 2024
Issuance of stocks	3.0
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2024